TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of year	$ 64,884	$ 58,560
Increases in tax positions for prior years	6,456
Decreases in tax positions for prior years		(3,443)
Increases in tax positions for current year	6,935	15,749
Settlements	(378)	0
Expiry of the statute of limitations	(4,641)	(5,982)
Uncertain tax positions, end of year	$ 73,256	$ 64,884